Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Notes Goodwill And Intangible Assets [Line Items]
Disclosure of information for cashgenerating unit with significant amount of goodwill explanatory
Discount and growth rates
	Discount rates		Growth rates
In %	31.12.18	31.12.17	31.12.18	31.12.17
Global Wealth Management Americas	9.5	9.0	3.2	2.4
Global Wealth Management ex Americas	8.5	9.0	3.0	1.7
Asset Management	9.0	9.0	2.7	2.4
Investment Bank	11.0	11.0	3.5	2.4

Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill Explanatory
	Goodwill	Intangible assets
USD million	Total	Infrastructure[1]	Customerrelationships,contractualrights and other	Total	2018	2017
Historical cost
Balance at the beginning of the year	6,342	760	786	1,546	7,888	7,687
Additions	161		109	109	270	105
Disposals	(40)		(5)	(5)	(45)	(63)
Write-offs			(7)	(7)	(7)	0
Foreign currency translation	(71)		(17)	(17)	(88)	160
Balance at the end of the year	6,392	760	865	1,625	8,018	7,888
Accumulated amortization and impairment
Balance at the beginning of the year		653	672	1,325	1,325	1,245
Amortization		38	24	62	62	71
Impairment[2]			4	4	4	0
Disposals			(1)	(1)	(1)	(16)
Write-offs			(7)	(7)	(7)	0
Foreign currency translation			(12)	(12)	(12)	26
Balance at the end of the year		691	679	1,371	1,371	1,325
Net book value at the end of the year	6,392	68	186	254	6,647	6,563
1 Consists of the branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc. 2 Impairment charges recorded in 2018 and 2017 relate to assets for which the recoverable amount was determined based on value-in-use (recoverable amount of the impaired assets: USD 18 million for 2018 and USD 0 million for 2017).

Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Explanatory
USD million	Global Wealth Management Americas	Global Wealth Managementex Americas	Investment Bank	Asset Management	Corporate Center – Services	Total
Goodwill
Balance at the beginning of the year	3,742	1,148	35	1,418		6,342
Additions		79	82	0		161
Disposals	(13)		0	(27)		(40)
Foreign currency translation	(8)	(21)	(5)	(37)		(71)
Balance at the end of the year	3,721	1,206	112	1,354		6,392
Intangible assets
Balance at the beginning of the year	164	25	29	1	2	221
Additions / transfers	22	86			1	109
Disposals	0		(4)	0		(4)
Amortization	(44)	(6)	(10)	(1)	(2)	(62)
Impairment	0	0	(3)	0		(4)
Foreign currency translation	(4)	0	(1)	0	0	(5)
Balance at the end of the year	138	104	11	0	1	254

Disclosure of future amortization expenses for intangible assets [text block]
USD million	Intangible assets
Estimated, aggregated amortization expenses for:
2019	65
2020	52
2021	21
2022	21
2023	18
Thereafter	76
Not amortized due to indefinite useful life	2
Total	254

UBS AG
Notes Goodwill And Intangible Assets [Line Items]
Disclosure of information for cashgenerating unit with significant amount of goodwill explanatory
Discount and growth rates
	Discount rates		Growth rates
In %	31.12.18	31.12.17	31.12.18	31.12.17
Global Wealth Management Americas	9.5	9.0	3.2	2.4
Global Wealth Management ex Americas	8.5	9.0	3.0	1.7
Asset Management	9.0	9.0	2.7	2.4
Investment Bank	11.0	11.0	3.5	2.4

Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill Explanatory
	Goodwill	Intangible assets
USD million	Total	Infrastructure[1]	Customerrelationships,contractualrights and other	Total	2018	2017
Historical cost
Balance at the beginning of the year	6,342	760	786	1,546	7,888	7,687
Additions	161		109	109	270	105
Disposals	(40)		(5)	(5)	(45)	(63)
Write-offs			(7)	(7)	(7)	0
Foreign currency translation	(71)		(17)	(17)	(88)	160
Balance at the end of the year	6,392	760	865	1,625	8,018	7,888
Accumulated amortization and impairment
Balance at the beginning of the year		653	672	1,325	1,325	1,245
Amortization		38	24	62	62	71
Impairment[2]			4	4	4	0
Disposals			(1)	(1)	(1)	(16)
Write-offs			(7)	(7)	(7)	0
Foreign currency translation			(12)	(12)	(12)	26
Balance at the end of the year		691	679	1,371	1,371	1,325
Net book value at the end of the year	6,392	68	186	254	6,647	6,563
1 Consists of the branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc. 2 Impairment charges recorded in 2018 and 2017 relate to assets for which the recoverable amount was determined based on value-in-use (recoverable amount of the impaired assets: USD 18 million for 2018 and USD 0 million for 2017).

Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives Explanatory
USD million	Global Wealth Management Americas	Global Wealth Managementex Americas	Investment Bank	Asset Management	Corporate Center – Services	Total
Goodwill
Balance at the beginning of the year	3,742	1,148	35	1,418		6,342
Additions		79	82	0		161
Disposals	(13)		0	(27)		(40)
Foreign currency translation	(8)	(21)	(5)	(37)		(71)
Balance at the end of the year	3,721	1,206	112	1,354		6,392
Intangible assets
Balance at the beginning of the year	164	25	29	1	2	221
Additions / transfers	22	86			1	109
Disposals	0		(4)	0		(4)
Amortization	(44)	(6)	(10)	(1)	(2)	(62)
Impairment	0	0	(3)	0		(4)
Foreign currency translation	(4)	0	(1)	0	0	(5)
Balance at the end of the year	138	104	11	0	1	254

Disclosure of future amortization expenses for intangible assets [text block]
USD million	Intangible assets
Estimated, aggregated amortization expenses for:
2019	65
2020	52
2021	21
2022	21
2023	18
Thereafter	76
Not amortized due to indefinite useful life	2
Total	254